Operating Leases - Schedule of Minimum Future Rental Expense Related to Leased Office Space and Equipment (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 1,497
2019	1,233
2020	805
2021	691
2022	585
Thereafter	174
Total rental expense	$ 4,985